FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Currency and Interest Risk (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents				R$ 4,050,338				R$ 5,105,110	R$ 5,336,845	R$ 4,692,689
Currency Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency denominated financial debt (as a percent)	2.70%	14.00%
Total indebtedness in foreign currency				R$ 225,254				1,287,864
Net balance of these rights and obligations receivable | $	$ 16,953	$ 17,293
Net balance of these rights and obligations payable | €			€ 17,535				€ 5,695
Interest Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings, interest rate	7.00%		7.00%	7.00%	7.00%	7.50%
CDI | Interest Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents				R$ 3,932,539				R$ 4,906,741